Offerings - Offering: 1	Oct. 09, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares, par value $0.01 per share
Maximum Aggregate Offering Price	$ 75,000,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 6,525
Offering Note

(1)
The securities registered herein are offered pursuant to an automatic shelf registration statement on Form F-3 (File No. 333-286185) filed by Star Bulk Carriers Corp (the “2025 Registration Statement”).

(2)
Calculated in accordance with Rule 457(o) and Rule 457(r) under the Securities Act of 1933, as amended. This “Calculation of Registration Fee” table shall be deemed to update the “Calculation of Registration Fee” table in the 2025 Registration Statement.